Schedule of Investments (unaudited) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Cayman Islands(a)(b) — 1.1%
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32	USD	250	$250,869
Cedar Funding VI CLO Ltd., (3 mo. LIBOR US + 3.31%), 3.44%, 04/20/34		1,000	1,006,275

			1,257,144

United States — 17.6%
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.73%, 01/28/31(a)(b)		1,000	987,000
Apidos CLO XVIII, Series 2018-18A, Class E, (3 mo. LIBOR US + 5.70%), 5.84%, 10/22/30(a)(b)		1,000	953,017
Apidos CLO XXI, Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.20%), 5.33%, 07/18/27(a)(b)		500	495,001
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.27%, 10/15/30(a)(b)		250	248,962
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(b)		300	296,267
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.58%, 11/15/32(a)		583	534,145
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33(a)		2,500	2,509,332
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)		1,000	1,024,160
CWABS Asset-Backed Certificates Trust, Series 2005- 17, Class 1AF4, 6.05%, 05/25/36		467	465,301
Deutsche Financial Capital Securitization LLC, Series 1998-I, Class M, 6.80%, 04/15/28		387	395,838
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(a)(b)		550	550,000
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 0.37%, 12/25/36(a)		537	304,515
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.79%, 10/29/29(a)(b)		500	492,101
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33		1,420	1,305,574
Long Beach Mortgage Loan Trust(a)
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.39%, 06/25/36		926	584,991
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 08/25/36		1,453	776,289
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.24%), 0.33%, 08/25/36		1,453	788,023
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.25%, 10/25/36		1,334	554,425
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.38%, 01/20/29(a)(b)		550	550,106
Madison Park Funding XXX Ltd., Series 2018-30X, Class E, 5.07%, 04/15/29		250	243,512
Merrill Lynch Mortgage Investors Trust, Series 2006- OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.35%, 08/25/37(a)		1,532	1,371,897
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.13%, 10/18/28(a)(b)		250	250,011

Security		Par (000)	Value

United States (continued)
Palmer Square Loan Funding Ltd.(a)(b)
Series 2018-4A, Class C, (3 mo. LIBOR US + 2.55%), 2.67%, 11/15/26	USD	1,800	$1,800,917
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.38%, 04/20/27		1,100	1,100,211
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 5.98%, 08/23/31(a)(b)		500	485,811
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 10/20/30(a)(b)		420	415,026
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.02%, 04/30/32(a)(b)		250	250,819
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.87%, 07/17/31(a)(b)		250	242,884
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.88%, 07/25/31(a)(b)		250	245,581

			20,221,716

Total Asset-Backed Securities — 18.7% (Cost: $21,100,376)			21,478,860

		Shares

Common Stocks

United States — 0.6%
Bruin Purchaser LLC(c)		2,489	—
CA Resources Corp.		14,589	598,149
Pioneer Energy Services Corp.		1,580	24,585

Total Common Stocks — 0.6% (Cost: $236,321)			622,734

		Par (000)

Corporate Bonds

Argentina(d)(e) — 0.3%
Stoneway Capital Corp.
10.00%, 03/01/27(b)	USD	955	243,438
10.00%, 03/01/27(f)		338	86,265

			329,703

Austria — 0.2%
Klabin Austria GmbH, 3.20%, 01/12/31(b)		200	191,000

Bahrain — 0.2%
Oil and Gas Holding Co., 7.63%, 11/07/24(f)		200	218,690

Bermuda — 0.3%
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)		340	379,589

Brazil — 1.5%
Gol Finance SA, 7.00%, 01/31/25(b)		600	568,425
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(g)		243	227,509
Petrobras Global Finance BV
5.30%, 01/27/25		630	702,100
6.00%, 01/27/28		212	238,209

			1,736,243

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

British Virgin Islands — 0.2%
New Metro Global Ltd., 4.80%, 12/15/24(f)	USD	200	$188,500

Cayman Islands — 1.2%
Hilong Holding Ltd., 9.75%, 11/18/24(f)		207	182,160
Kaisa Group Holdings Ltd., 11.95%, 11/12/23(f)		200	164,000
Melco Resorts Finance Ltd., 5.25%, 04/26/26(f)		200	201,100
Oryx Funding Ltd., 5.80%, 02/03/31(b)		200	211,000
Sable International Finance Ltd., 5.75%, 09/07/27(f)		318	333,900
Shui On Development Holding Ltd., 5.50%, 03/03/25(f)		200	194,500
UPCB Finance VII Ltd., 3.63%, 06/15/29(f)	EUR	100	118,876

			1,405,536

Chile(b) — 0.5%
Kenbourne Invest SA, 6.88%, 11/26/24	USD	332	349,181
VTR Comunicaciones SpA, 5.13%, 01/15/28		178	187,990

			537,171

China(f) — 1.3%
21Vianet Group, Inc., 7.88%, 10/15/21		200	199,680
CFLD Cayman Investment Ltd.(d)(e)
8.63%, 02/28/21		200	80,000
8.60%, 04/08/24		200	82,350
China Evergrande Group, 11.50%, 01/22/23(d)(e)		200	48,000
China SCE Group Holdings Ltd., 7.25%, 04/19/23		200	194,350
Easy Tactic Ltd., 9.13%, 07/28/22		200	157,400
Fortune Star BVI Ltd., 6.85%, 07/02/24		300	311,250
RKPF Overseas Ltd., Series 2020-A, 5.20%, 01/12/26		200	184,750
Scenery Journey Ltd., 11.50%, 10/24/22(d)(e)		200	35,500
Yuzhou Group Holdings Co. Ltd., 7.70%, 02/20/25		300	214,500

			1,507,780

Colombia — 0.2%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		267	265,365

Denmark — 0.4%
Danske Bank A/S, (5 year EUR Swap + 1.40%), 1.00%, 05/15/31(a)(f)	EUR	350	406,957

Dominican Republic — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)	USD	700	730,756

France(f) — 2.5%
Altice France SA
2.50%, 01/15/25	EUR	100	113,692
2.13%, 02/15/25		100	112,355
BNP Paribas SA, (5 year USD Swap + 1.48%), 4.38%, 03/01/33(a)	USD	800	877,056
CMA CGM SA, 7.50%, 01/15/26	EUR	100	128,171
Credit Agricole Assurances SA, (5 year EURIBOR ICE Swap Rate + 2.65%), 2.63%, 01/29/48(a)		200	249,517
Loxam SAS, 3.75%, 07/15/26		100	118,326
Societe Generale SA, (5 year EUR Swap + 1.60%), 1.13%, 06/30/31(a)		400	466,858
TotalEnergies SE, Series NC12, (5 year EUR Swap + 2.51%), 2.13%(a)(h)		400	452,909
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(h)		300	352,593

			2,871,477

Germany(f) — 1.7%
Adler Group SA, 3.25%, 08/05/25		200	203,870

Security		Par (000)	Value

Germany (continued)
Bayer AG, (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(a)	EUR	150	$182,440
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24		100	110,032
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(g)		100	117,707
Merck KGaA, (5 year EURIBOR ICE Swap Rate + 2.94%), 2.88%, 06/25/79(a)		200	253,391
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		200	230,048
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25		100	119,484
Summit Properties Ltd., 2.00%, 01/31/25		100	114,456
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	104,843
TK Elevator Midco GmbH, 4.38%, 07/15/27		100	120,904
ZF Finance GmbH
2.00%, 05/06/27		200	232,828
3.75%, 09/21/28		100	126,260

			1,916,263

Guatemala(b) — 0.5%
Central American Bottling Corp., 5.75%, 01/31/27	USD	258	264,740
Energuate Trust, 5.88%, 05/03/27		303	313,567

			578,307

Hong Kong — 0.1%
Pearl Holding III Ltd., 9.50%, 12/11/22(d)(e)(f)		200	74,350

India — 0.7%
Muthoot Finance Ltd., 6.13%, 10/31/22(b)		200	206,038
ReNew Power Synthetic, 6.67%, 03/12/24(f)		200	208,287
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(f)		200	203,225
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(f)		200	214,750

			832,300

Indonesia(f) — 0.3%
JGC Ventures Pte Ltd., 10.75%, 08/30/21(d)(e)		200	105,500
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	207,725

			313,225

Ireland(a)(f) — 0.3%
Bank of Ireland Group PLC
(5 year CMT + 2.50%), 4.13%, 09/19/27		200	204,200
(5 year EUR Swap + 2.80%), 2.38%, 10/14/29	EUR	100	120,683

			324,883

Israel(b)(f) — 0.3%
Energean Israel Finance Ltd., 4.88%, 03/30/26	USD	170	173,825
Leviathan Bond Ltd., 5.75%, 06/30/23		207	215,541

			389,366

Italy — 1.1%
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.00%, 06/08/48(a)(f)	EUR	100	140,692
Autostrade per l’Italia SpA, 2.00%, 12/04/28(f)		100	121,570
Centurion Bidco SpA, 5.88%, 09/30/26(f)		100	121,260
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)	USD	450	504,848
Rossini Sarl, 6.75%, 10/30/25(f)	EUR	100	120,167
Sisal Group SpA, 7.00%, 07/31/23(f)		69	79,636
Telecom Italia SpA, 4.00%, 04/11/24(f)		100	123,702

			1,211,875

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan — 0.1%
SoftBank Group Corp., 4.75%, 07/30/25(f)	EUR	100	$122,270

Lithuania — 0.2%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	229	225,493

Luxembourg — 0.8%
Adler Group SA, 2.75%, 11/13/26(f)	EUR	100	99,039
Altice Financing SA, 2.25%, 01/15/25(f)		100	111,537
Atento Luxco 1 SA, 8.00%, 02/10/26(b)	USD	200	218,850
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(f)	GBP	100	140,747
Millicom International Cellular SA, 4.50%, 04/27/31(b)	USD	255	267,750
Summer BC Holdco B Sarl, 5.75%, 10/31/26(f)	EUR	100	121,337

			959,260

Mauritius — 0.2%
HTA Group Ltd., 7.00%, 12/18/25(b)	USD	200	209,725

Mexico — 1.7%
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)		555	558,719
Cemex SAB de CV, 3.13%, 03/19/26(f)	EUR	100	118,354
Cydsa SAB de CV, 6.25%, 10/04/27(b)	USD	600	622,800
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)		400	402,200
Petroleos Mexicanos, 6.50%, 03/13/27		244	256,200

			1,958,273

Netherlands — 2.8%
ASR Nederland NV, (5 year EUR Swap + 4.00%), 3.38%, 05/02/49(a)(f)	EUR	400	519,592
Dufry One BV, 2.00%, 02/15/27(f)		100	110,356
Greenko Dutch BV, 3.85%, 03/29/26(f)	USD	197	200,177
ING Groep NV, (5 year EUR Swap + 2.40%), 2.13%, 05/26/31(a)(f)	EUR	400	491,172
NN Group NV, (3 mo. Euribor + 4.95%), 4.63%, 01/13/48(a)(f)		500	692,443
OCI NV, 3.63%, 10/15/25(f)		100	120,133
PPF Telecom Group BV, 3.25%, 09/29/27(f)		100	125,681
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(f)		100	110,499
United Group BV, 4.88%, 07/01/24(f)		240	281,184
VEON Holdings BV, 4.00%, 04/09/25(b)	USD	200	209,750
Vivo Energy Investments BV, 5.13%, 09/24/27(b)		332	350,530

			3,211,517

Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		300	312,375

Singapore — 0.5%
Puma International Financing SA, 5.13%, 10/06/24(b)		600	602,250

South Africa — 0.2%
Sasol Financing USA LLC, 6.50%, 09/27/28		200	220,500

Spain(f) — 0.6%
CaixaBank SA, (5 year EUR Swap + 1.68%), 2.25%, 04/17/30(a)	EUR	300	365,751
ContourGlobal Power Holdings SA, 4.13%, 08/01/25		100	118,136
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(h)		100	115,973
Lorca Telecom Bondco SA, 4.00%, 09/18/27		100	116,427

			716,287

Security		Par (000)	Value

Sweden — 0.1%
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(f)(h)	EUR	100	$112,939

Ukraine — 0.3%
MHP Lux SA, 6.25%, 09/19/29(b)	USD	400	405,180

United Kingdom — 2.2%
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23(f)	GBP	100	137,453
Arrow Global Finance PLC, 5.13%, 09/15/24(f)		140	188,636
Barclays PLC, 4.84%, 05/09/28	USD	500	565,135
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(f)(h)	EUR	350	438,870
eG Global Finance PLC, 4.38%, 02/07/25(f)		100	115,092
Ladbrokes Group Finance PLC, 5.13%, 09/16/22(f)	GBP	7	9,389
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)	USD	238	245,140
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(b)		300	327,797
Natwest Group PLC, (5 year CMT + 2.10%), 3.75%, 11/01/29(a)		300	320,158
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(f)	GBP	100	136,405

			2,484,075

United States — 3.4%
Ambac Assurance Corp., 5.10%(b)(h)	USD	23	32,025
American Airlines Group, Inc.(c)
4.00%, 12/15/24(a)		125	124,836
4.87%, 04/22/25		143	142,967
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(f)	EUR	100	115,835
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(f)		100	117,629
Boxer Parent Co., Inc., 6.50%, 10/02/25(f)		100	121,616
Bristow Group, Inc., 6.88%, 03/01/28(b)	USD	197	204,982
Citgo Holding, Inc., 9.25%, 08/01/24(b)		224	225,680
Coty, Inc., 6.50%, 04/15/26(b)		72	73,775
Encore Capital Group, Inc., 4.88%, 10/15/25(f)	EUR	100	121,363
Forestar Group, Inc.(b)
3.85%, 05/15/26	USD	144	143,820
5.00%, 03/01/28		384	396,480
Golden Entertainment, Inc., 7.63%, 04/15/26(b)		149	157,195
OI European Group BV, 2.88%, 02/15/25(f)	EUR	100	117,375
Pioneer Energy Services Corp.(b)(c)(g)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25	USD	620	686,469
(5.00% PIK), 5.00%, 11/15/25(i)		463	541,129
Playtika Holding Corp., 4.25%, 03/15/29(b)		46	46,147
Sasol Financing USA LLC, 4.38%, 09/18/26		200	202,410
Talen Energy Supply LLC, 6.63%, 01/15/28(b)		386	358,015

			3,929,748

Total Corporate Bonds — 27.8% (Cost: $32,397,226)			31,879,228

Floating Rate Loan Interests(a)

Canada — 1.3%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,508	1,470,268

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Luxembourg — 0.8%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26	USD	493		$492,618
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		430		436,383

				929,001

United States — 4.5%
18 Fremont Street Acquisition LLC, Term Loan B, (PRIME + 7.00%), 10.25%, 08/09/25		1,012		1,029,285
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		—	(j)	105
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		93		92,214
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		48		47,247
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		1,252		1,249,438
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		303		301,332
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		74		73,476
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		75		75,524
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		364		363,879
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.19%, 08/07/23(c)		284		281,151
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/28/25		830		803,352
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		155		155,413
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 03/06/25		141		139,701
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%), 5.00%, 02/18/28(c)		280		280,161
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		308		308,373

				5,200,651

Total Floating Rate Loan Interests — 6.6% (Cost: $7,627,164)				7,599,920

Foreign Agency Obligations

Bahrain — 0.2%
Bahrain Government International Bond, 6.75%, 09/20/29(f)		200		214,225

Colombia — 1.0%
Colombia Government International Bond 8.13%, 05/21/24		317		366,095

Security		Par (000)	Value

Colombia (continued)
Colombia Government International Bond (continued)
4.50%, 01/28/26	USD	340	$364,076
3.88%, 04/25/27		370	383,598

			1,113,769

Dominican Republic — 0.7%
Dominican Republic International Bond
5.95%, 01/25/27(f)		322	361,445
4.50%, 01/30/30(b)		380	385,534

			746,979

Egypt — 1.2%
Egypt Government International Bond
5.88%, 06/11/25(f)		700	720,930
6.38%, 04/11/31(b)	EUR	565	639,742

			1,360,672

Ghana — 0.2%
Ghana Government International Bond, 8.63%, 04/07/34(b)	USD	300	283,500

Indonesia — 0.2%
Indonesia Government International Bond, 4.10%, 04/24/28		200	224,413

Morocco — 0.3%
Morocco Government International Bond, 3.00%, 12/15/32(b)		370	351,037

Panama — 0.2%
Panama Government International Bond, 3.16%, 01/23/30		275	283,473

Saudi Arabia — 0.5%
Saudi Government International Bond, 4.50%, 04/17/30(f)		508	594,360

Sri Lanka — 0.1%
Sri Lanka Government International Bond, 7.55%, 03/28/30(f)		200	121,975

Ukraine(f) — 0.5%
Ukraine Government International Bond
8.99%, 02/01/24		224	246,624
7.75%, 09/01/24		160	173,080
7.75%, 09/01/25		100	108,700

			528,404

Total Foreign Agency Obligations — 5.1% (Cost: $5,614,439)			5,822,807

Non-Agency Mortgage-Backed Securities

United States — 22.0%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 0.34%, 06/25/37(a)		628	504,496
ARI Investments LLC, 4.59%, 01/06/25(c)		677	671,910
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.59%, 12/25/37(a)(b)		2,000	1,969,422

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.44%, 12/26/37(a)(b)	USD	731	$674,707
Benchmark Mortgage Trust, Series 2018-B7, Class C, 5.02%, 05/15/53(a)		1,000	1,122,229
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.08%, 11/15/35		700	702,462
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.09%, 12/15/36		358	357,915
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(b)		652	673,067
BXP Trust(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37		180	189,211
Series 2017-CC, Class E, 3.67%, 08/13/37		350	355,776
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, (1 mo. LIBOR US + 2.15%), 2.23%, 12/15/37(a)(b)		633	633,387
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class C, 4.91%, 01/10/48(a)		1,000	1,033,990
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		1,000	1,061,180
Citigroup Commercial Mortgage Trust(a)
Series 2015-GC27, Class C, 4.57%, 02/10/48		756	793,621
Series 2016-C1, Class C, 5.11%, 05/10/49		534	585,991
Series 2016-C1, Class D, 5.11%, 05/10/49(b)		700	714,699
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.58%, 11/15/37(a)(b)		197	197,576
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(b)		499	418,140
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)		11,000	509,520
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		390	391,232
GS Mortgage Securities Trust(b)
Series 2017-GS7, Class D, 3.00%, 08/10/50		375	345,838
Series 2017-GS7, Class E, 3.00%, 08/10/50		300	266,622
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		1,619	1,593,887
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.76%, 03/15/50(a)(b)		140	142,042
LSTAR Commercial Mortgage Trust(a)(b)
Series 2017-5, Class C, 4.87%, 03/10/50		1,000	1,016,261
Series 2017-5, Class X, 1.09%, 03/10/50		10,598	279,587
MAD Mortgage Trust(a)(b)
Series 2017-330M, Class D, 4.11%, 08/15/34		130	132,223
Series 2017-330M, Class E, 4.17%, 08/15/34		180	181,017
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 08/25/34(b)		802	764,223
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.28%, 07/15/50(a)(b)		310	312,613
Series 2015-C25, Class D, 3.07%, 10/15/48		39	38,170
Morgan Stanley Capital I Trust
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,010	851,357
Series 2017-H1, Class XD, 2.32%, 06/15/50(a)(b)		8,625	865,346
Series 2018-H4, Class C, 5.24%, 12/15/51(a)		711	773,651
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		207	191,690
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.64%, 07/15/35(a)(b)		220	218,754

Security		Par (000)	Value

United States (continued)
Morgan Stanley Capital I Trust (continued)
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(b)	USD	381	$380,821
Olympic Tower Mortgage Trust(a)(b)
Series 2017-OT, Class D, 4.08%, 05/10/39		140	137,992
Series 2017-OT, Class E, 4.08%, 05/10/39		190	171,242
Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		380	384,123
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.36%), 0.45%, 06/25/46(a)		2,590	804,629
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		269	230,781
Wells Fargo Commercial Mortgage Trust(a)
Series 2016-C37, Class C, 4.64%, 12/15/49		701	739,072
Series 2016-NXS5, Class D, 5.15%, 01/15/59		500	538,369
Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 2.86%, 03/25/38(a)		367	293,885

Total Non-Agency Mortgage-Backed Securities — 22.0% (Cost: $24,266,665)			25,214,726

Preferred Securities

Capital Trusts — 4.3%(f)

Belgium — 0.1%
Solvay Finance SA, 5.43%(a)(h)	EUR	140	177,377

Denmark — 0.6%
Orsted A/S, 2.25%, 12/31/99(a)		600	727,613

France(a)(h) — 1.1%
Electricite de France SA
3.00%		400	481,480
3.38%		200	243,557
Engie SA, 3.25%		400	499,803

			1,224,840

Germany — 0.1%
ATF Netherlands BV, 3.75%(a)(h)		100	120,179

Italy — 0.4%
Eni SpA, Series NC9, 2.75%(a)(h)		350	410,291

Luxembourg — 0.3%
SES SA, 2.88%(a)(h)		250	294,937

Netherlands(a)(h) — 0.7%
Abertis Infraestructuras Finance BV, 3.25%		100	118,805
Koninklijke KPN NV, 2.00%		100	117,713
Volkswagen International Finance NV, 3.88%		300	385,079
Wintershall Dea Finance 2 BV, Series NC5, 2.50%		200	229,828

			851,425

Spain(a)(h) — 0.5%
CaixaBank SA, 6.00%		200	239,565
Naturgy Finance BV, 4.13%		100	120,633
Repsol International Finance BV, 3.75%		100	123,333
Telefonica Europe BV, 4.38%		100	125,543

			609,074

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom(a) — 0.2%
BP Capital Markets PLC, 3.25%(h)	EUR	100	$123,612
Vodafone Group PLC, 3.10%, 01/03/79		100	120,273

			243,885

United States — 0.3%
Belden, Inc., 4.13%, 10/15/26.		100	118,232
NWD Finance BVI Ltd., 4.13%(a)(h)	USD	200	197,500

			315,732

Total Preferred Securities — 4.3% (Cost: $4,882,698)			4,975,353

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.0%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.09%, 10/25/29		94	96,267
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 5.24%, 10/25/29		1,000	1,092,426

			1,188,693

Commercial Mortgage-Backed Securities — 0.5%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)		500	524,715

Total U.S. Government Sponsored Agency Securities — 1.5% (Cost: $1,572,101)			1,713,408

Total Long-Term Investments — 86.6% (Cost: $97,696,990)			99,307,036

		Shares

Short-Term Securities

Money Market Funds — 9.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(k)(l)		10,717,972	10,717,972

Total Short-Term Securities — 9.3% (Cost: $10,717,972)			10,717,972

Options Purchased — 0.0% (Cost: $235,841)			8,880

Total Investments Before Options Written — 95.9% (Cost: $108,650,803)			110,033,888

Options Written — (0.0)%

(Premiums Received: $(92,719))			(6,660)

Total Investments, Net of Options Written — 95.9% (Cost: $108,558,084)			110,027,228

Other Assets Less Liabilities — 4.1%			4,712,126

Net Assets — 100.0%			$114,739,354

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Perpetual security with no stated maturity date.
(i)	Convertible security.
(j)	Rounds to less than 1,000.
(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,995,724	$4,722,248	(a)	$—	$—	$—	$10,717,972	10,717,972	$1,616	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	3	12/21/21	$395	$(3,919)
5-Year U.S. Treasury Note	3	12/31/21	368	(1,598)

				$(5,517)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	883,806	EUR	737,000	Bank of America N.A.	12/15/21	$28,839
USD	22,153,631	EUR	18,475,000	Bank of America N.A.	12/15/21	721,443
USD	267,911	EUR	226,743	JPMorgan Chase Bank N.A.	12/15/21	4,874
USD	39,277	GBP	28,572	HSBC Bank USA N.A.	12/15/21	776
USD	1,641,419	GBP	1,179,000	State Street Bank and Trust Co.	12/15/21	52,672

						808,604

EUR	744,000	USD	881,402	Citibank N.A.	12/15/21	(18,315)
EUR	2,101,000	USD	2,467,512	Citibank N.A.	12/15/21	(30,217)
EUR	201,000	USD	235,335	HSBC Bank USA N.A.	12/15/21	(2,163)
EUR	1,527,000	USD	1,802,548	HSBC Bank USA N.A.	12/15/21	(31,129)
EUR	1,086,000	USD	1,283,865	UBS AG	12/15/21	(24,035)
GBP	646,000	USD	882,354	Morgan Stanley & Co. International PLC	12/15/21	(11,844)
GBP	106,000	USD	145,876	UBS AG	12/15/21	(3,037)

						(120,740)

						$687,864

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	2,220	10/15/21	USD	82.00	USD	19,423	$8,880

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	2,220	10/15/21	USD	75.00	USD	19,423	$(6,660)

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation

Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)

0.33%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/26/23	USD	5,900	$(7,445)	$61	$(7,506)
0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/21/24	USD	3,500	716	38	678
0.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/25/26	USD	10,750	4,989	138	4,851
1.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/25/31	USD	1,150	772	18	754
1.48%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	07/01/31	USD	3,100	5,540	50	5,490

								$4,572	$305	$4,267

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	$(383,909)	$(516,503)	$132,594
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	3,000	(230,346)	(306,045)	75,699

								$(614,255)	$(822,548)	$208,293

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$21,478,860	$—	$21,478,860
Common Stocks	—	622,734	—	622,734
Corporate Bonds	—	30,383,827	1,495,401	31,879,228
Floating Rate Loan Interests	—	7,038,608	561,312	7,599,920

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Foreign Agency Obligations	$—	$5,822,807	$—	$5,822,807
Non-Agency Mortgage-Backed Securities	—	24,542,816	671,910	25,214,726
Preferred Securities
Capital Trusts	—	4,975,353	—	4,975,353

U.S. Government Sponsored Agency Securities	—	1,713,408	—	1,713,408

Short-Term Securities
Money Market Funds	10,717,972	—	—	10,717,972
Options Purchased
Equity Contracts	8,880	—	—	8,880

	$10,726,852	$96,578,413	$2,728,623	$110,033,888

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$208,293	$—	$208,293
Foreign Currency Exchange Contracts	—	808,604	—	808,604
Interest Rate Contracts	—	11,773	—	11,773
Liabilities

Equity Contracts	(6,660)	—	—	(6,660)
Foreign Currency Exchange Contracts	—	(120,740)	—	(120,740)
Interest Rate Contracts	(5,517)	(7,506)	—	(13,023)

	$(12,177)	$900,424	$—	$888,247

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2020	$61,356	$1,848,339	$43,676	$964,425	$2,917,796
Transfers into Level 3(a)	—	—	269,205	—	269,205
Transfers out of Level 3(b)	(61,356)	—	—	(236,664)	(298,020)
Accrued discounts/premiums	—	39,406	1,352	—	40,758
Net realized gain (loss)	—	(105,340)	(464)	—	(105,804)
Net change in unrealized appreciation (depreciation)(c)	(57,000)	499,507	23,458	6,006	471,971
Purchases	57,000	123,678	285,565	—	466,243
Sales	—	(910,189)	(61,480)	(61,857)	(1,033,526)

Closing balance, as of September 30, 2021	$—	$1,495,401	$561,312	$671,910	$2,728,623

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(c)	$(57,000)	$472,520	$23,458	$6,006	$444,984

(a)

As of December 31, 2020, the Trust used observable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2020, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2021, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock 2022 Global Income Opportunity Trust (BGIO)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $1,233,222. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Weighted
				Range of		Average of
				Unobservable		Unobservable
		Valuation	Unobservable	Inputs		Inputs Based
	Value	Approach	Inputs	Utilized	(a)	on Fair Value

Assets
Corporate Bonds	$1,495,401	Income	Discount Rate	4% - 5%		5%
		Market	EBITDA Multiple	6.25x		—
			Recent Transactions	$72.23		—

$1,495,401

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

AMBAC	AMBAC Assurance Corp.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	10